Accruals and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Summary of Accruals and Other Liabilities

	As of March 31,
	2021	2022
	RMB	RMB
Accrued liabilities and other current liabilities
Deposits from merchants (1)	159,035	116,314
Receipts under custody (2)	140,084	134,106
Accrued advertisement expenses	12,105	6,091
Accrued expenses	7,426	6,932
Other payables	14,477	9,195

	333,127	272,638

Non-current
Initial reimbursement payment from depositary bank (3)	2,151	890

	335,278	273,528

(1)
The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.

(2)
The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.

(3)
The Company received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over a 5
-
year arrangement period. For the year ended March 31, 2020, 2021 and 2022, the Company has recorded RMB1,303, RMB1,267 and RMB1,201 in other income. For the year ended March 31, 2021 and 2022, the Group received an additional reimbursement payment of US$1,638 (RMB10,829) and US$448 (RMB2,857) from depositary bank for the transaction costs incurred in the prior years and the amount was recorded in other income.